SHARE-BASED COMPENSATION - EQUITY INCENTIVE PLAN (Details)						12 Months Ended
	Aug. 01, 2015 USD ($) EquityInstruments	Jul. 01, 2015 USD ($) EquityInstruments	Nov. 14, 2014 USD ($) EquityInstruments	Nov. 13, 2014 USD ($) EquityInstruments	Oct. 30, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
SHARE-BASED COMPENSATION
Fair values recognized						$ (223,000)	$ 997,000
Administrative expenses						(223,000)	997,000
2014 Equity Incentive Plan
SHARE-BASED COMPENSATION
Expiry period (in years)					10 years
Equity Incentive Plan 2014, Directors Tranche
SHARE-BASED COMPENSATION
Options granted | EquityInstruments				330,000
Exercise price (in dollars per share)				$ 1.0
Equity Incentive Plan 2014, Directors Tranche | Vesting on first anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)				33.33%
Equity Incentive Plan 2014, Directors Tranche | Vesting on second anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)				33.33%
Equity Incentive Plan 2014, Directors Tranche | Vesting on third anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)				33.33%
Equity Incentive Plan 2014, Employee First Tranche
SHARE-BASED COMPENSATION
Restricted shares granted | EquityInstruments			1,800,000
Unrecognized amounts of the unvested shares						0	174,000
Share price			$ 1.14
Equity Incentive Plan 2014, Employee First Tranche | Vesting immediately on IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Equity Incentive Plan 2014, Employee First Tranche | Vesting after IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			75.00%
Equity Incentive Plan 2014, Employee First Tranche | Vesting on first anniversary of IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Equity Incentive Plan 2014, Employee First Tranche | Vesting on second anniversary of IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Equity Incentive Plan 2014, Employee First Tranche | Vesting on third anniversary of IPO date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			25.00%
Equity Incentive Plan 2014, Employee Second And Third Tranche
SHARE-BASED COMPENSATION
Unrecognized amounts of the unvested shares						$ 0	$ 156,000
Equity Incentive Plan 2014, Employee Second Tranche
SHARE-BASED COMPENSATION
Restricted shares granted | EquityInstruments		500,000
Share price		$ 1.18
Equity Incentive Plan 2014, Employee Second Tranche | Vesting on first anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)		50.00%
Equity Incentive Plan 2014, Employee Second Tranche | Vesting on second anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)		50.00%
Equity Incentive Plan 2014, Employee Third Tranche
SHARE-BASED COMPENSATION
Restricted shares granted | EquityInstruments	500,000
Share price	$ 1.13
Equity Incentive Plan 2014, Employee Third Tranche | Vesting on first anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%
Equity Incentive Plan 2014, Employee Third Tranche | Vesting on second anniversary of grant date
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%